Subsequent events (Details) - Major ordinary share transactions - Meritz Securities Co., Ltd. - USD ($) $ in Millions	Jul. 31, 2024	Jun. 28, 2024	Apr. 30, 2024
Subsequent events
Repurchase of ordinary shares in aggregate			5,245,648
Total purchase price			$ 20.0
Purchase of ordinary shares	1,305,220	1,318,129	1,328,704
Repurchase of ordinary shares	$ 5.0	$ 5.0	$ 5.0